T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 77.7%
T. Rowe Price Funds:
Equity Index 500 Fund	953,227	281,308	140,855	13,103,027	1,221,202
Growth Stock Fund	981,000	9,444	111,563	11,234,882	1,057,989
Value Fund	845,995	21,924	12,192	26,299,782	955,471
Overseas Stock Fund	440,868	8,613	33,648	43,656,364	469,306
International Stock Fund	413,095	5,613	10,158	24,514,399	466,019
International Value Equity Fund	426,572	6,138	11,057	36,917,763	462,949
Emerging Markets Stock Fund	267,991	1,230	25,007	6,259,832	293,336
Mid-Cap Growth Fund	243,810	2,961	5,397	2,611,465	268,276
Mid-Cap Value Fund	209,428	2,898	5,740	8,628,673	233,578
New Horizons Fund(2)	182,991	2,148	28,047	2,237,424	179,038
Small-Cap Stock Fund(2)	144,733	2,834	3,328	3,041,451	162,505
Small-Cap Value Fund	124,070	1,805	3,591	3,164,546	137,468
Real Assets Fund	119,472	1,569	2,746	11,606,559	131,618
U. S. Large-Cap Core Fund	22,307	32,947	599	2,130,114	61,113
Emerging Markets Discovery Stock
Fund	2,523	14,095	155	1,414,483	16,761
Total Equity Mutual Funds (Cost $5,253,927)					6,116,629

BOND MUTUAL FUNDS 21.1%
T. Rowe Price Funds:
New Income Fund	683,505	52,868	15,267	74,230,122	737,105
International Bond Fund (USD
Hedged)	220,628	15,225	6,333	22,909,508	234,135
Dynamic Global Bond Fund	150,904	4,082	4,037	15,604,067	152,764
Emerging Markets Bond Fund	135,094	3,565	3,774	13,072,989	146,418
High Yield Fund	120,591	15,499	3,603	21,373,113	138,070
U. S. Treasury Long-Term Fund	109,535	3,181	3,078	7,103,939	108,264
Limited Duration Inflation Focused
Bond Fund	90,048	5,106	2,713	18,433,714	95,671
Floating Rate Fund	48,754	1,285	1,461	5,333,733	49,604
Total Bond Mutual Funds (Cost $1,600,541)					1,662,031

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS

$ Value	$ Purchase	$ Sales		$ Value
5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.9%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24% (3) 165,936	229,388	325,509	69,814,801	69,815
Total Short-Term Investments (Cost $69,815)				69,815

Total Investments in Securities 99.7%
(Cost $6,924,283)				$7,848,475

Other Assets Less Liabilities 0.3%				21,717

Net Assets 100.0%				$7,870,192

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
	Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS

Futures Contracts

($000s)

			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 498 MSCI EAFE Index contracts	9/20	(47,313)	$(3,080)
Short, 298 Russell 2000 E-Mini Index contracts	9/20	(23,263)	(2,573)
Short, 1,301 S&P 500 E-Mini Index contracts	9/20	(227,604)	(19,453)
Long, 1,795 U. S. Treasury Notes ten year
contracts	12/20	249,954	(345)
Net payments (receipts) of variation margin to date			26,662

Variation margin receivable (payable) on open futures contracts			$1,211

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$211	$1,815	$956
Emerging Markets Bond Fund	(29)	11,533	1,686
Emerging Markets Discovery
Stock Fund	14	298	—
Emerging Markets Stock Fund	814	49,122	—
Equity Index 500 Fund	18,806	127,522	4,454
Floating Rate Fund	(13)	1,026	560
Growth Stock Fund	25,464	179,108	—
High Yield Fund	33	5,583	1,960
International Bond Fund (USD
Hedged)	243	4,615	1,133
International Stock Fund	834	57,469	—
International Value Equity Fund	(65)	41,296	—
Limited Duration Inflation
Focused Bond Fund	74	3,230	194
Mid-Cap Growth Fund	697	26,902	—
Mid-Cap Value Fund	(58)	26,992	—
New Horizons Fund	7,879	21,946	—
New Income Fund	813	15,999	5,110
Overseas Stock Fund	(2,655)	53,473	—
Real Assets Fund	329	13,323	—
Small-Cap Stock Fund	292	18,266	—
Small-Cap Value Fund	(53)	15,184	—
U. S. Large-Cap Core Fund	43	6,458	—
U. S. Treasury Long-Term Fund	391	(1,374)	520
Value Fund	1,866	99,744	—
U. S. Treasury Money Fund	—	—	97
Totals	$55,930#	$779,530	$16,670+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $16,670 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2030 FUND - I CLASS
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2030 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.